Employee benefits - Summary of Changes in the Defined Benefit Obligations Present Value of Defined Benefit Obligations (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Japanese Defined Benefit Plans [Member]
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance of the fiscal year	¥ 88,753
Remeasurements:
Ending balance of the fiscal year	59,022	¥ 88,753
Japanese Defined Benefit Plans [Member] | Present value of defined benefit obligation [member]
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance of the fiscal year	543,292	573,143
Current service cost	11,561	12,078
Past service cost		11
Interest cost	7,861	6,534
Remeasurements:
Change in demographic assumptions	2,005	4,399
Change in financial assumptions	(32,255)	(16,568)
Other	1,514	1,677
Benefits paid	(45,135)	(37,787)
Other	(25)	(195)
Ending balance of the fiscal year	488,818	543,292
Foreign Defined Benefit Plan [Member]
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance of the fiscal year	82,551
Remeasurements:
Ending balance of the fiscal year	83,836	82,551
Foreign Defined Benefit Plan [Member] | Present value of defined benefit obligation [member]
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance of the fiscal year	126,987	124,702
Current service cost	2,049	1,783
Past service cost	216	142
Interest cost	5,155	5,349
Remeasurements:
Change in demographic assumptions	14	(385)
Change in financial assumptions	(3,707)	1,170
Other	8,894	632
Translation adjustments	(1,382)	16,068
Plan participants' contributions	231	565
Benefits paid	(8,198)	(11,198)
Curtailments and settlements	0	(11,841)
Ending balance of the fiscal year	¥ 130,259	¥ 126,987